Document and Entity Information	3 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Trading Symbol	MSTX
Entity Registrant Name	Mast Therapeutics, Inc.
Entity Central Index Key	0001160308
Entity Filer Category	Smaller Reporting Company